UNITED STATES OF AMERICA

BEFORE THE

SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940

Release No. 33117 / June 5, 2018

__________________________________________________________________

In the Matter of :

:

FRANKLIN ALTERNATIVE STRATEGIES FUNDS :

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND :

FRANKLIN CALIFORNIA TAX-FREE TRUST :

FRANKLIN CUSTODIAN FUNDS :

FRANKLIN ETF TRUST :

FRANKLIN FEDERAL TAX-FREE INCOME FUND :

FRANKLIN FLOATING RATE MASTER TRUST :

FRANKLIN FUND ALLOCATOR SERIES :

FRANKLIN GLOBAL TRUST :

FRANKLIN GOLD AND PRECIOUS METALS FUND :

FRANKLIN HIGH INCOME TRUST :

FRANKLIN INVESTORS SECURITIES TRUST :

FRANKLIN MANAGED TRUST :

FRANKLIN U.S. GOVERNMENT MONEY FUND :

FRANKLIN MUNICIPAL SECURITIES TRUST :

FRANKLIN MUTUAL SERIES FUNDS :

FRANKLIN NEW YORK TAX-FREE INCOME FUND :

FRANKLIN NEW YORK TAX-FREE TRUST :

FRANKLIN REAL ESTATE SECURITIES TRUST :

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO :

FRANKLIN STRATEGIC SERIES :

FRANKLIN TAX-FREE TRUST :

FRANKLIN TEMPLETON ETF TRUST :

FRANKLIN TEMPLETON GLOBAL TRUST :

FRANKLIN TEMPLETON INTERNATIONAL TRUST :

FRANKLIN TEMPLETON MONEY FUND TRUST :

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST :

FRANKLIN VALUE INVESTORS TRUST :

INSTITUTIONAL FIDUCIARY TRUST :

TEMPLETON CHINA WORLD FUND :

TEMPLETON DEVELOPING MARKETS TRUST :

TEMPLETON FUNDS :

TEMPLETON GLOBAL INVESTMENT TRUST :

TEMPLETON GLOBAL OPPORTUNITIES TRUST :

TEMPLETON GLOBAL SMALLER COMPANIES FUND :

TEMPLETON GROWTH FUND, INC. :

TEMPLETON INCOME TRUST :

TEMPLETON INSTITUTIONAL FUNDS :

THE MONEY MARKET PORTFOLIOS :

FRANKLIN LIMITED DURATION INCOME TRUST :

2

FRANKLIN UNIVERSAL TRUST :

TEMPLETON DRAGON FUND, INC. :

TEMPLETON EMERGING MARKETS FUND :

TEMPLETON EMERGING MARKETS INCOME FUND :

TEMPLETON GLOBAL INCOME FUND :

FRANKLIN ADVISERS, INC. :

FRANKLIN TEMPLETON INVESTMENT MANAGEMENT LIMITED :

K2/D&S MANAGEMENT CO., L.L.C. :

FASA LLC :

FRANKLIN TEMPLETON INSTITUTIONAL, LLC :

FRANKLIN ADVISORY SERVICES, LLC :

FRANKLIN MUTUAL ADVISERS, LLC :

TEMPLETON INVESTMENT COUNSEL, LLC :

TEMPLETON ASSET MANAGEMENT LTD. :

TEMPLETON GLOBAL ADVISORS LIMITED :

:

One Franklin Parkway :

San Mateo, CA 94403 :

:

(812-14819) :

__________________________________________________________________:

ORDER UNDER SECTION 6(c) OF THE INVESTMENT COMPANY ACT OF 1940

GRANTING AN EXEMPTION FROM SECTIONS 18(f) AND 21(b) OF THE ACT;

UNDER

SECTION 12(d)(1)(J) OF THE ACT GRANTING AN EXEMPTION FROM SECTION

12(d)(1) OF THE ACT; UNDER SECTIONS 6(c) AND 17(b) OF THE ACT

GRANTING AN

EXEMPTION FROM SECTIONS 17(a)(1), 17(a)(2), AND 17(a)(3) OF THE

 ACT; AND

UNDER SECTION 17(d) OF THE ACT AND RULE 17d-1 UNDER THE ACT TO

 PERMIT

CERTAIN JOINT ARRANGEMENTS AND TRANSACTIONS

Franklin Alternative Strategies Funds, Franklin California Tax-Free

 Income Fund, Franklin

California Tax-Free Trust, Franklin Custodian Funds, Franklin ETF

Trust, Franklin Federal Tax-

Free Income Fund, Franklin Floating Rate Master Trust, Franklin Fund

 Allocator Series, Franklin

Global Trust, Franklin Gold and Precious Metals Fund, Franklin High

 Income Trust, Franklin

Investors Securities Trust, Franklin Managed Trust, Franklin U.S.

 Government Money Fund,

Franklin Municipal Securities Trust, Franklin Mutual Series Funds,

 Franklin New York Tax-Free

Income Fund, Franklin New York Tax-Free Trust, Franklin Real Estate

 Securities Trust, Franklin

Strategic Mortgage Portfolio, Franklin Strategic Series, Franklin

 Tax-Free Trust, Franklin

Templeton ETF Trust, Franklin Templeton Global Trust, Franklin

Templeton International Trust,

Franklin Templeton Money Fund Trust, Franklin Templeton Variable

 Insurance Products Trust,

Franklin Value Investors Trust, Institutional Fiduciary Trust,

 Templeton China World Fund,

Templeton Developing Markets Trust, Templeton Funds, Templeton

 Global Investment Trust,

Templeton Global Opportunities Trust, Templeton Global Smaller

 Companies Fund, Templeton

Growth Fund, Inc., Templeton Income Trust, Templeton Institutional

Funds, The Money Market

Portfolios, Franklin Limited Duration Income Trust, Franklin

 Universal Trust, Templeton Dragon

Fund, Inc., Templeton Emerging Markets Fund, Templeton Emerging

 Markets Income Fund, and

Templeton Global Income Fund, Franklin Advisers, Inc., Franklin

 Templeton Investment

Management Limited, K2/D&S Management Co., L.L.C., FASA LLC,

Franklin Templeton

Institutional, LLC, Franklin Advisory Services, LLC, Franklin

Mutual Advisers, LLC, Templeton

3

Investment Counsel, LLC, Templeton Asset Management Ltd., and

 Templeton Global Advisors

Limited filed an application on September 14, 2017, and an

amendment on March 9, 2018.

Applicants requested an order under section 6(c) of the Investment

 Company Act of 1940 (the

"Act") for an exemption from sections 18(f) and 21(b) of the Act,

 under section 12(d)(1)(J) of

the Act for an exemption from section 12(d)(1) of the Act, under sections 6(c) and 17(b) of the

Act for an exemption from sections 17(a)(1), 17(a)(2), and 17(a)(3)

 of the Act, and under section

17(d) of the Act and rule 17d-1 under the Act to permit certain joint arrangements and

transactions. The order supersedes a prior order1 and permits certain registered management

investment companies to participate in a joint lending and

borrowing facility.

On May 10, 2018, a notice of the filing of the application was issued (Investment Company Act

Release No. 33095). The notice gave interested persons an

 opportunity to request a hearing and

stated that an order disposing of the application would be issued unless a hearing was ordered.

No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the

application, as amended, that granting the requested exemption is consistent with and appropriate

in the public interest, and consistent with the protection of investors and the purposes fairly

intended by the policy and provisions of the Act.

It is also found that the terms of the proposed transactions,

including the consideration to be paid

or received, are reasonable and fair and do not involve

overreaching on the part of any person

concerned, and that the proposed transactions are consistent with the policy of each registered

investment company concerned and the general purposes of the

 Act.

It is further found that the participation of each registered investment company in the proposed

credit facility is consistent with the provisions, policies,

and purposes of the Act, and not on a

basis different from or less advantageous than that of other participants.

Accordingly, in the matter of Franklin Alternative Strategies

Funds, et al., (File No. 812-14819),

IT IS ORDERED, under section 6(c) of the Act, that the requested exemptions from sections

18(f) and 21(b) of the Act are granted, effective immediately,

 subject to the conditions in the

application, as amended.

IT IS FURTHER ORDERED, under section 12(d)(1)(J) of the Act,

that the requested exemption

from section 12(d)(1) of the Act is granted, effective immediately,

 subject to the conditions in

the application, as amended.

IT IS FURTHER ORDERED, under sections 6(c) and 17(b) of the Act,

 that the requested

exemptions from sections 17(a)(1), 17(a)(2), and 17(a)(3) of the

 Act are granted, effective

immediately, subject to the conditions in the application, as amended.

1 Franklin Gold Fund, et al., Investment Company Act Release Nos.

 24016 (Sept. 16, 1999) (notice) and

24080 (Oct. 13, 1999) (order).

4

IT IS FURTHER ORDERED, under section 17(d) of the Act and rule

17d-1 under the Act, that

the proposed transactions are approved, effective immediately,

 subject to the conditions in the

application, as amended.

For the Commission, by the Division of Investment Management,

under delegated authority.

Eduardo A. Aleman

Assistant Secretary